TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus dated May 1, 2016, as supplemented and the

Currently Effective Statement of Additional Information dated May 1, 2016,

as amended and restated on July 1, 2016, as supplemented

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Transamerica Multi-Manager Alternative Strategies VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Manager Alternative Strategies VP relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Timothy S. Galbraith	Portfolio Manager	since 2013
James K. Schaeffer, Jr.	Portfolio Manager	since 2016
Rishi N. Goel	Portfolio Manager	since 2016

Effective immediately, the following replaces the information in the Prospectus for the portfolio relating to Aegon USA Investment Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

      Transamerica Multi-Manager Alternative Strategies VP

Name	Sub-Adviser	Positions Over Past Five Years
Timothy S. Galbraith	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio with Aegon USA Investment Management, LLC since 2013; Chief Investment Officer – Alternative Investments and Portfolio Manager of the portfolio with Transamerica Asset Management, Inc. since 2012; Head of Alternative Investment Strategies at Morningstar Associates, LLC from 2009-2012
James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Head of U.S. Leveraged Finance and Portfolio Manager
Rishi N. Goel	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2006; Director of Distressed Debt and Senior Distressed Portfolio Manager

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”)”:

          Transamerica Multi-Manager Alternative Strategies VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Timothy S. Galbraith	2	$218 million	0	$0	0	$0
James K. Schaeffer, Jr.*	5	$3.20 billion	9	$3.16 billion	23	$6.14 billion
Rishi N. Goel*	0	$0	0	$0	5	$453 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Timothy S. Galbraith	0	$0	0	$0	0	$0
James K. Schaeffer, Jr.*	0	$0	0	$0	1	$343 million
Rishi N. Goel*	0	$0	0	$0	0	$0

*as of November 30, 2016

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Investors Should Retain this Supplement for Future Reference

December 16, 2016